Goodwill - Goodwill and Intangible Assets by Segment (Details) - USD ($) $ in Thousands	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about intangible assets [line items]
Goodwill	$ 221,562	$ 221,562
Intangible assets, net	30,167	33,213	$ 36,016
Total goodwill and tradenames	235,542	235,542
Mid-Atlantic business segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	164,768	164,768
Florida business segment
Disclosure of detailed information about intangible assets [line items]
Goodwill	56,794	56,794
Tradenames | Mid-Atlantic business segment
Disclosure of detailed information about intangible assets [line items]
Intangible assets, net	$ 13,980	$ 13,980